Note 3 - Fair Values of Financial Instruments (Details) - Estimated Fair Values of Financial Instruments - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage loans on real estate:
Mortgage loans on real estate	$ 33,174,131	$ 29,459,436
Policy loans	6,702,911	6,665,493
Policy loans, fair value	6,702,911	6,665,493
State-guaranteed receivables	7,692,959	7,917,379
State-guaranteed receivables, fair value	9,094,934	9,719,006
Other invested assets	2,379,451	3,270,848
Other invested assets, fair value	2,379,451	3,270,848
Cash and cash equivalents	3,619,663	1,870,867	$ 4,143,291
Cash and cash equivalents, fair value	3,619,663	1,870,867
Accrued investment income	5,149,612	5,190,740
Accrued investment income, fair value	5,149,612	5,190,740
Cash value of company-owned life insurance	13,191,773	12,441,833
Cash value of company-owned life insurance, fair value	13,191,773	12,441,833
Liabilities:
Policyholder deposits (Investment-type contracts)	52,694,746	53,318,598
Policyholder deposits (Investment-type contracts), fair value	53,880,242	55,486,262
Policy claims	2,584,088	2,821,106
Policy claims, fair value	2,584,088	2,821,106
Obligations under capital leases	377,259	553,028
Obligations under capital leases, fair value	377,259	553,028
Notes payable	1,433,448	2,508,576
Notes payable, fair value	1,433,448	2,508,576
Commercial Mortgage [Member]
Mortgage loans on real estate:
Mortgage loans on real estate	10,655,107	12,961,492
Mortgage loans on real estate, fair value	11,080,145	13,693,557
Residential Mortgage [Member]
Mortgage loans on real estate:
Mortgage loans on real estate	22,519,024	16,497,944
Mortgage loans on real estate, fair value	24,679,435	18,392,927
Fair Value, Inputs, Level 1 [Member]
Mortgage loans on real estate:
Cash and cash equivalents, fair value	3,619,663	1,870,867
Fair Value, Inputs, Level 2 [Member]
Mortgage loans on real estate:
State-guaranteed receivables, fair value	9,094,934	9,719,006
Fair Value, Inputs, Level 3 [Member]
Mortgage loans on real estate:
Policy loans	6,702,911	6,665,493
Policy loans, fair value	6,702,911	6,665,493
Other invested assets	2,379,451	3,270,848
Other invested assets, fair value	2,379,451	3,270,848
Accrued investment income	5,149,612	5,190,740
Accrued investment income, fair value	5,149,612	5,190,740
Cash value of company-owned life insurance	13,191,773	12,441,833
Cash value of company-owned life insurance, fair value	13,191,773	12,441,833
Liabilities:
Policyholder deposits (Investment-type contracts), fair value	53,880,242	55,486,262
Policy claims	2,584,088	2,821,106
Policy claims, fair value	2,584,088	2,821,106
Obligations under capital leases	377,259	553,028
Obligations under capital leases, fair value	377,259	553,028
Notes payable, fair value	1,433,448	2,508,576
Fair Value, Inputs, Level 3 [Member] | Commercial Mortgage [Member]
Mortgage loans on real estate:
Mortgage loans on real estate, fair value	11,080,145	13,693,557
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage [Member]
Mortgage loans on real estate:
Mortgage loans on real estate, fair value	$ 24,679,435	$ 18,392,927